Employee benefit plans and compensation plans - Defined benefit plans - Reconciliation (Details) - Defined benefit plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in benefit obligation
Projected benefit obligation, beginning of year	$ 14.9	$ 15.0
Service cost	0.8	0.9
Interest cost	0.3	0.4
Actuarial (gains) losses	0.4	(0.8)
Benefit payments	(0.5)	(0.6)
Tax payments	(0.2)	(0.2)
Currency revaluation effect	1.7	0.2
Projected benefit obligation, end of year	17.4	14.9
Change in plan assets
Fair value of plan assets, end of year	11.6	11.6
Employer contributions	0.9	1.0
Benefit payments	(0.3)	(0.2)
Interest income	2.5	0.5
Currency revaluation effect	1.4	(1.3)
Fair value of plan assets, end of year	16.1	11.6
Funded status at the end of year	$ (1.3)	$ (3.3)